INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

8.INVENTORIES

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Medicine	9,896	4,036	568
Medical material	72,971	36,037	5,076
Low-value consumables	2,575	849	120
	85,442	40,922	5,764

Less: inventory provision	(607)	(575)	(81)

	84,835	40,347	5,683